Vessels, Port Terminals and Other Fixed Assets, net - Balance Sheet Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessels, port terminals and other fixed assets, net
Balance	$ 364,481
Balance	443,625	364,481
Additions	(21,264)	(19,555)	(22,502)
Cost
Vessels, port terminals and other fixed assets, net
Balance	476,694	440,184	420,266
Additions	100,455	36,532	24,545
Disposals		(22)	(37)
Write-off	(47)
Restructure of capital leases			(4,590)
Balance	577,102	476,694	440,184
Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(112,213)	(92,680)	(70,178)
Additions	(21,264)	(19,555)	(22,502)
Disposals		22
Balance	(133,477)	(112,213)	(92,680)
Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	364,481	347,504	350,088
Additions	79,191	16,977	2,043
Disposals			(37)
Write-off	(47)
Restructure of capital leases			(4,590)
Balance	443,625	364,481	347,504
Dry Port Terminal | Cost
Vessels, port terminals and other fixed assets, net
Balance	75,273	51,348	47,926
Additions	3,112	23,947	3,422
Write-off		(22)
Balance	78,385	75,273	51,348
Dry Port Terminal | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(9,317)	(7,742)	(6,213)
Additions	(2,129)	(1,597)	(1,529)
Write off		22
Balance	(11,446)	(9,317)	(7,742)
Dry Port Terminal | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	65,956	43,606	41,713
Additions	983	22,350	1,893
Balance	66,939	65,956	43,606
Oil Storage Plant and Port Facilities for Liquid Cargoes | Cost
Vessels, port terminals and other fixed assets, net
Balance	27,757	27,141	26,410
Additions	257	616	731
Balance	28,014	27,757	27,141
Oil Storage Plant and Port Facilities for Liquid Cargoes | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(7,765)	(6,509)	(5,253)
Additions	(1,256)	(1,256)	(1,256)
Balance	(9,021)	(7,765)	(6,509)
Oil Storage Plant and Port Facilities for Liquid Cargoes | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	19,992	20,632	21,157
Additions	(999)	(640)	(525)
Balance	18,993	19,992	20,632
Tanker Vessels, Barges and Pushboats | Cost
Vessels, port terminals and other fixed assets, net
Balance	368,628	355,626	340,990
Additions	96,387	9,972	19,226
Transfers		3,030
Write-off	(47)
Restructure of capital leases			(4,590)
Balance	464,968	368,628	355,626
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(93,784)	(77,400)	(58,017)
Additions	(17,355)	(16,384)	(19,383)
Balance	(111,139)	(93,784)	(77,400)
Tanker Vessels, Barges and Pushboats | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	274,844	278,226	282,973
Additions	79,032	(6,412)	(157)
Transfers		3,030
Write-off	(47)
Restructure of capital leases			(4,590)
Balance	353,829	274,844	278,226
Other Fixed Assets | Cost
Vessels, port terminals and other fixed assets, net
Balance	5,036	6,069	4,940
Additions	699	1,997	1,166
Transfers		(3,030)
Disposals			(37)
Balance	5,735	5,036	6,069
Other Fixed Assets | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(1,347)	(1,029)	(695)
Additions	(524)	(318)	(334)
Balance	(1,871)	(1,347)	(1,029)
Other Fixed Assets | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	3,689	5,040	4,245
Additions	175	1,679	832
Transfers		(3,030)
Disposals			(37)
Balance	$ 3,864	$ 3,689	$ 5,040